SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 21,665
2022	2,814
2023	1,998
2024	2,003
2025	1,355
Thereafter	3,413
Total	$ 33,248